Investment Strategy	Oct. 09, 2026
American Drive Moderate Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in equity and debt securities that offer primarily the opportunity for growth but may provide dividend income while also constructing the portfolio to protect principal or may limit volatility.

Under normal circumstances, the Fund allocates approximately 60% of its assets to common stocks and other equity investments (as described below) and 40% of its assets to fixed-income securities and/or underlying funds that invest primarily in fixed-income securities. The investments in equity are generally based on an active approach to investing, while investments in fixed income may take an active or a passive approach to investing. The Fund may hold a portion of its assets in cash or cash equivalents.

Hantz Financial Services, Inc., the Fund’s investment adviser (“Hantz Financial” or the “Adviser”), and Forefront Analytics, LLC (“Forefront”), a subadviser, determine the Fund’s asset allocation strategy. Franklin Advisers, Inc. (“Franklin”), a subadviser, implements this strategy with respect to the fixed-income sleeve and Brandes Investment Partners, L.P. (“Brandes”), Segall Bryant & Hamill, LLC (“SBH”), Congress Asset Management (“Congress”), and Neuberger Berman Investment Advisers LLC (“Neuberger” and collectively, with Brandes, SBH and Congress, the “Sub-subadvisers”), together with Forefront, implement this strategy with respect to the equity sleeve. The Sub-subadvisers assist Hantz Financial and Forefront on a non-discretionary basis in identifying, evaluating and providing recommendations as to securities for investment in portions of the Fund’s equity sleeve. Franklin assists Hantz Financial and Forefront in identifying, evaluating and executing trades of securities in the fixed-income sleeve. The Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations in which the Fund is invested. Actual allocations between equity and fixed-income investments will typically not vary from the Fund’s target asset allocations by more than 10%, although Hantz and Forefront may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

Equity Investments: The equity securities in which the Fund invests are issued by companies of various sizes, including large-cap, mid-cap and small-cap companies. The Fund normally invests across a range of sectors and industries in both domestic and international equity investments. The Fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly.

In selecting equity investments for the Fund, the Adviser, Forefront and the Sub-subadvisers are not constrained by any particular investment style. The Fund may invest in the stocks of companies the Adviser, Forefront or a Sub-subadviser believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

Fixed-Income Investments: The Fund generally will not invest more than 40% of its total assets in fixed-income securities. The Fund’s fixed-income investments may include investments in underlying funds, including ETFs, that invest primarily in fixed-income securities.

The Fund on its own or through investments in underlying ETFs may invest in a variety of sectors and credit qualities within fixed income. These investments may include U.S. Treasury and agency securities, including those with longer durations; inflation-linked bonds; domestic and foreign investment-grade corporate bonds; below-investment-grade corporate bonds (commonly referred to as “high-yield” or “junk” bonds); asset-backed securities; mortgage-backed securities (including commercial mortgage-backed securities and non-agency residential mortgage-backed securities); collateralized loan obligations (CLOs); bank loans; emerging markets debt; and municipal securities.

The Fund may also use derivative instruments for investment and risk management purposes. These may include, but are not limited to, U.S. Treasury futures and options on such futures; currency forwards; currency options and currency futures (and options on such futures); interest rate swaps; currency swaps; swaps, including credit default swaps and options on such swaps; and options.

The Fund may purchase or sell securities on a when-issued, delayed delivery, to-be-announced or forward commitment basis.

The percentage allocated to an underlying fund is based in part on the asset allocation and selection models run by Franklin and the Sub-subadvisers.

The Fund and some of the underlying funds may utilize a number of derivatives in order to execute their investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund allocates approximately 60% of its assets to common stocks and other equity investments (as described below) and 40% of its assets to fixed-income securities and/or underlying funds that invest primarily in fixed-income securities.
Strategy Portfolio Concentration [Text]	The Fund generally will not invest more than 40% of its total assets in fixed-income securities. The Fund’s fixed-income investments may include investments in underlying funds, including ETFs, that invest primarily in fixed-income securities.
American Drive Aggressive Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in equity and debt securities that offer primarily the opportunity for growth but may also and/or provide dividend income while also constructing the portfolio to protect principal or may limit volatility.

Under normal circumstances, the Fund allocates approximately 80% of its assets to common stocks and other equity investments (as described below) and approximately 20% of its assets to fixed-income securities and/or underlying funds that invest primarily in fixed-income securities. The investments in equity are generally based on an active approach to investing, while investments in fixed income may take an active or a passive approach to investing. The Fund may hold a portion of its assets in cash or cash equivalents.

Hantz Financial, the Fund’s investment adviser, and Forefront Analytics, LLC (“Forefront”), a subadviser, determine the Fund’s asset allocation strategy. Franklin Advisers, Inc. (“Franklin”), a subadviser, implements this strategy with respect to the fixed-income sleeve and Brandes Investment Partners, L.P. (“Brandes”), Segall Bryant & Hamill, LLC (“SBH”), Congress Asset Management (“Congress”), and Neuberger Berman Investment Advisers LLC (“Neuberger” and collectively, with Brandes, SBH and Congress, the “Sub-subadvisers”) implement this strategy with respect to the equity sleeve. The Sub-subadvisers assist Hantz Financial and Forefront on a non-discretionary basis in identifying, evaluating and providing recommendations as to securities for investment in portions of the Fund’s equity sleeve. Franklin assists Hantz Financial and Forefront in identifying, evaluating and executing trades of securities in the fixed-income sleeve. The Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations in which the Fund is invested. Actual allocations between equity and fixed-income investments will typically not vary from the Fund’s target asset allocations by more than 10%, although Hantz and Forefront may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

Equity Investments: The equity securities in which the Fund invests are issued by companies of various sizes, including large-cap, mid-cap and small-cap companies. The Fund normally invests across a range of sectors and industries in both domestic and international equity investments. The Fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly.

In selecting equity investments for the Fund, the Adviser, Forefront and the Sub-subadvisers are not constrained by any particular investment style. The Fund may invest in the stocks of companies the Adviser, Forefront or a Sub-subadvisers believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

Fixed-Income Investments: The Fund generally will not invest more than 40% of its total assets in fixed-income securities. The Fund’s fixed-income investments may include investments in underlying funds, including ETFs, that invest primarily in fixed-income securities.

The Fund on its own or through investments in underlying ETFs may invest in a variety of sectors and credit qualities within fixed income. These investments may include U.S. Treasury and agency securities, including those with longer durations; inflation-linked bonds; domestic and foreign investment-grade corporate bonds; below-investment-grade corporate bonds (commonly referred to as “high-yield” or “junk” bonds); asset-backed securities; mortgage-backed securities (including commercial mortgage-backed securities and non-agency residential mortgage-backed securities); collateralized loan obligations (CLOs); bank loans; emerging markets debt; and municipal securities.

The Fund may also use derivative instruments for investment and risk management purposes. These may include, but are not limited to, U.S. Treasury futures and options on such futures; currency forwards; currency options and currency futures (and options on such futures); interest rate swaps; currency swaps; swaps, including credit default swaps and options on such swaps; and options.

The Fund may purchase or sell securities on a when-issued, delayed delivery, to-be-announced or forward commitment basis.

The percentage allocated to an underlying fund is based in part on the asset allocation and selection models run by Franklin and the Sub-subadvisers.

The Fund and some of the underlying funds may utilize a number of derivatives in order to execute their investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund allocates approximately 80% of its assets to common stocks and other equity investments (as described below) and approximately 20% of its assets to fixed-income securities and/or underlying funds that invest primarily in fixed-income securities.
Strategy Portfolio Concentration [Text]	The Fund generally will not invest more than 40% of its total assets in fixed-income securities. The Fund’s fixed-income investments may include investments in underlying funds, including ETFs, that invest primarily in fixed-income securities.